Financial instruments risk, Credit risk and Concentration of risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Receivables [Member]
Credit risk [Abstract]
Unimpaired accounts receivables in arrears	$ 59,110	$ 404,156
Receivables [Member] | Up to 3 Months [Member]
Credit risk [Abstract]
Unimpaired accounts receivables in arrears	3,569	2,462
Receivables [Member] | Up to 4 Months [Member]
Credit risk [Abstract]
Unimpaired accounts receivables in arrears	7,643	23,302
Receivables [Member] | More than 4 Months [Member]
Credit risk [Abstract]
Unimpaired accounts receivables in arrears	$ 47,898	$ 378,392
Credit Risk [Member]
Credit risk [Abstract]
Average payment period of significant client	180 days
Credit Risk [Member] | Pemex Exploracion y Produccion [Member]
Concentration of risk [Abstract]
Percentage of revenue	16.00%	36.00%
Credit Risk [Member] | P.M.I Trading Limited [Member]
Concentration of risk [Abstract]
Percentage of revenue	13.00%
Credit Risk [Member] | Fieldwood Energy E&P Mexico [Member]
Concentration of risk [Abstract]
Percentage of revenue	13.00%
Credit Risk [Member] | Remaining Customers [Member] | Maximum [Member]
Concentration of risk [Abstract]
Percentage of revenue	5.00%	7.00%